Income Taxes	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
16.	Income Taxes

The components of income before income taxes and equity in net earnings of equity method investees are as follows:

	2012	2013	2014
	US$	US$	US$
– Domestic	(6,422,577)	(7,177,897)	(9,264,032)
– Foreign	(973,378)	(4,371,884)	1,639,852
Loss before income taxes and equity in net loss (earning) of equity method investee	(7,395,955)	(11,549,781)	(7,624,180)
Current income tax expense (benefit)	65,555	(33,248)	(152,774)

The reconciliation of estimated income tax expense at Indian statutory income tax rate to income tax expense reported in the statements of comprehensive loss is as follows:

	2012	2013	2014
	US$	US$	US$
Loss before income taxes and equity in net loss (earning) of equity method investee	(7,395,955)	(11,549,781)	(7,624,180)
Indian statutory income tax rate	32.445%	32.445%	33.990%

Expected income tax expense (benefit)	(2,399,618)	(3,747,327)	(2,591,459)

Tax effect of:–
Adjustments to reconcile expected income tax expense to reported income tax expense:
Employee stock-based compensation	298,428	245,313	163,683
Valuation allowance recognized during the year	2,337,757	3,060,830	1,998,669
Goodwill impairment	—	648,900	—
Tax in foreign jurisdictions	(52,715)	(142,710)	262,459
Earnings (loss) of equity method investees	(69,995)	27,354	—
Others	(48,302)	(125,608)	13,874
Income tax expense (benefit)	65,555	(33,248)	(152,774)

The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities are as follows:

	As of March 31,
	2013	2014
	US$	US$

Net operating loss carry forwards	7,062,788	7,262,789
Depreciation and amortization	4,358,969	5,573,817
Allowances for doubtful accounts receivables	343,500	218,415
Employee benefits	322,573	320,564
Minimum alternate tax credit	314,764	284,859
Loss of equity method investees	270,527	256,483
Gross deferred tax assets	12,673,121	13,916,927
Valuation allowance	(12,673,121)	(13,916,927)
Deferred tax assets	—	—

Deferred tax liability:
Intangible assets	185,982	-

	As of March 31,
	2013	2014
	US$	US$
Net Deferred tax liability	185,982	-

Movements in valuation allowance:

	As of March 31,
	2013	2014
	US$	US$
Balance as at beginning of the year	10,783,227	12,673,121
Valuation allowance recognized during the year	3,060,830	1,998,669
Expired net operating carry forward losses	(811,255)	-
Reduction in deferred tax asset and corresponding valuation allowance pertaining to earlier years	—	(44,777)
Reduction on account of unrecognized tax benefit	5,010	3,020
Effect of currency translation	(364,691)	(713,106)
Balance as at end of the year	12,673,121	13,916,927

Rediff’s net operating loss carry forwards aggregating approximately US$11,011,441 as of March 31, 2014 will expire between April 2014 and March 2020.

As of March 31, 2014, ValuCom has net operating loss carry forwards available to offset future federal taxable income of US$3,033,000, which expire in years 2021 through 2031.

As of March 31, 2014, Rediff Holdings, Inc. has net operating loss carry forwards of approximately US$4,014,000 for federal income tax purposes, which expire in years 2020 through 2032.

Rediff’s unabsorbed depreciation of US$15,915,398 can be indefinitely carried forward.

Realization of the future tax benefits related to the deferred tax asset is dependent on many factors, including the Company’s ability to generate taxable income within the net operating loss carry forward period. Management has considered these factors and believes that a valuation allowance is required for each of the periods presented.

Recoverable taxes mainly consist of withholding tax on income from advertising services and interest income, which the Company claimed as refund.

A reconciliation of the beginning and ending amount of unrecognized tax benefits during the fiscal years ended March 31, 2013 and 2014 is as follows:

	2013	2014
	US$	US$
Unrecognized tax benefits balance at beginning of the year	21,224	5,481
Gross decrease for tax positions of prior years	(14,483)	(1,185)
Effect of currency translation	(1,260)	(576)
Unrecognized tax benefits balance at end of the year	5,481	3,720

The Company’s two major tax jurisdictions are India and the U.S. In India, tax returns from fiscal year 2010 are subject to examination by the direct taxing authority. The assessments for fiscal year 2000 onwards are subject matters of appeals with the direct taxing authorities. The Company’s U.S. federal and state tax returns pertaining to fiscal year 2012 onwards remains subject to examination in accordance with the statute of limitation prescribed by the relevant authorities.